Headcount	12 Months Ended
Dec. 31, 2021
HEADCOUNT
Headcount

36.  HEADCOUNT

Enel Chile’s personnel, as of December 31, 2021 and 2020, is as follows:

8
	12-31-2021
Country	Managers and key executives	Professionals and Technicians	Staff and others	Total
Chile	56	2,042	95	2,193
Argentina	—	5	17	22
Total	56	2,047	112	2,215
Average	57	2,048	116	2,221

	12-31-2020
Country	Managers and key executives	Professionals and Technicians	Staff and others	Total
Chile	55	2,025	117	2,197
Argentina	—	5	17	22
Total	55	2,030	134	2,219
Average	54	2,010	138	2,202